SUMMARY OF CAPITAL AND OTHER COMMITMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Property, plant, and equipment	¥ 57,147	¥ 40,848